Operating expenses, Stock Compensation Expenses (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Operating expense [Abstract]
Expense recognized from stock compensation | $	$ 4,356	$ 4,240	$ 3,313
Stock compensation expense [Abstract]
Contractual life for outstanding stock compensation series	10 months 9 days
Vesting Price One [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 10.94	$ 8.25	$ 8.25
Number of shares vested (in shares) | shares	266,953	212,042	24,163
Vesting Price Two [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 9.33	$ 5.52	$ 8.22
Number of shares vested (in shares) | shares	101,349	129,205	123,444
Vesting Price Three [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 9.12	$ 5.3	$ 5.52
Number of shares vested (in shares) | shares	49,635	123,698	107,733
Vesting Price Four [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 8.25		$ 5.38
Number of shares vested (in shares) | shares	126,057		198,745
Vesting Price Five [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 8.04		$ 5.3
Number of shares vested (in shares) | shares	53,205		102,045
Vesting Price Six [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 6.72
Number of shares vested (in shares) | shares	40,968
Vesting Price Seven [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.3
Number of shares vested (in shares) | shares	142,526
Vesting Price Eight [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 4.29
Number of shares vested (in shares) | shares	35,610